Related Party Transactions - Summary of Major Related Parties and Relationships with the Group (Details)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	Relationship with the Group
TencentGroup [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s principal owner
Beijing Quku Technology Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s associate
Beijing Tianhaoshengshi Music Cultural Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s associate
Nanjing Jiyun Cultural Development Ltd. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s associate, before May 31, 2018
UEC and Its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s associate, before August 31, 2018